Employee benefit - Disclosure of net defined benefit liability (asset) (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) at beginning of period	€ 2,730	€ 2,441
Service cost	166	353
Payments (benefits and contributions paid by the employer)	(216)	(29)
Actuarial (gain) / loss	(13)	(36)
Net defined benefit liability (asset) at end of period	€ 2,666	€ 2,730